Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)	12 Months Ended
Mar. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)
12.
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)

12A Deferred tax assets (net)

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Deferred tax assets (gross)
Compound financial instruments	2,811	3,113	37
Mark to market of derivative instruments	334	78	1
Difference in written down value of PPE as per books of account and tax laws	129	358	4
Unamortised ancillary borrowing cost	—	1	0
Provision for decommissioning costs	1,596	811	10
Expected credit losses	166	53	1
Losses available for offsetting against future taxable income	20,055	18,828	226
Unused tax credit (Minimum alternate tax)	195	167	2
Lease liabilities	315	377	5
Government grant (viability gap funding)	353	—	—
Others	369	432	5
Deferred tax assets (gross) - Total (a)	26,323	24,218	291
Deferred tax liabilities (gross)
Mark to market of derivative instruments	240	37	0
Difference in written down value of PPE as per books of account and tax laws	20,836	17,923	215
Unamortised ancillary borrowing cost	159	142	2
Right of use asset	442	522	6
Others	1	38	0
Deferred tax liabilities (gross) - Total (b)	21,678	18,662	224
Deferred tax assets (net) (a) - (b)	4,645	5,556	67

12B Deferred tax liabilities (net)

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Deferred tax liabilities (gross)
Compound financial instruments	255	217	3
Mark to market of derivative instruments	828	842	10
Difference in written down value of PPE as per books of account and tax laws	51,841	60,518	726
Unamortised ancillary borrowing cost	185	182	2
Right of use asset	403	653	8
Others	48	43	1
Deferred tax liabilities (gross) - Total (c)	53,560	62,455	749
Deferred tax assets (gross)
Mark to market of derivative instruments	302	30	0
Unamortised ancillary borrowing cost	34	5	0
Provision for decommissioning costs	2,716	1,715	21
Expected credit losses	218	370	4
Losses available for offsetting against future taxable income	31,836	37,168	446
Unused tax credit (Minimum alternate tax)	2,172	2,867	34
Lease liabilities	409	791	9
Government grant (viability gap funding)	54	453	5
Others	365	351	4
Deferred tax assets (gross) - Total (d)	38,106	43,750	525
Deferred tax liabilities (net) (c) - (d)	15,454	18,705	224

12C Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Accounting profit / (loss) before income tax	(12,233)	(2,470)	8,142	98
Tax at the India's tax rate of 31.2% applicable to RPL (March 31, 2023: 31.2%, March 31, 2022: 31.2%)	(3,817)	(771)	2,540	30
Disallowance under section 94B of the Income Tax Act (1)	794	2,034	1,968	24
Tax rate differences	282	49	(115)	(1)
Impact of ICDS related to hedge contracts routed through OCI	1,473	0	—	—
Unabsorbed depreciation and business losses (1) (2)	2,475	1,090	1,000	12
Change in estimates for recoverability of Minimum Alternate Tax	(8)	(97)	17	0
Adjustment of tax relating to earlier periods	(327)	231	(528)	(6)
On account of adoption of new tax ordinance
- MAT credit written off	—	22	81	1
- Recognition / reversal of DTA/ DTL	(65)	(1)	(2)	(0)
Effect of tax holidays and other tax exemptions	71	(49)	(288)	(3)
Listing and related expenses	3,280	—	—	—
Other non-deductible expenses	(263)	51	(678)	(8)
Tax expense at the effective income tax rate	3,895	2,559	3,995	48
Current tax expense reported in the consolidated statement of profit or loss	1,098	966	981	12
Deferred tax expense reported in the consolidated statement of profit or loss	2,797	1,593	3,014	36
	3,895	2,559	3,995	48

Notes

(1) The Group has not recognised DTA in absence of reasonable certainty towards its realisation.

(2) The amount is netted off by INR 1,064 (March 31, 2023: INR 1,446, March 31, 2022: INR Nil) that represents previously unrecognised DTA which was recognised in the current year.

12D Reconciliation of DTA (net) and DTL (net):

a) For the year ended March 31, 2022

Particulars	Opening balance DTA / (DTL) as at April 1, 2021	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Closing balance DTA / (DTL) as at March 31, 2022
Compound financial instruments	134	19	—	(165)	—	(12)
Gain / (loss) on mark to market of derivative instruments	227	284	(48)	—	—	463
Difference in written down value as per books of account and tax laws	(49,337)	(14,253)	—	—	1,039	(62,551)
Unamortised ancillary borrowing cost	(325)	100	—	—	2	(223)
Provision for decommissioning costs	3,575	(141)	—	—	—	3,434
Expected credit losses	148	117	—	—	(10)	255
Fair value gain on financial instruments	0	(9)	—	—	—	(9)
Unabsorbed depreciation available for offsetting against future taxable income	33,223	11,485	—	—	(759)	43,949
Tax losses available for offsetting against future taxable income	796	(1,099)	798	—	(70)	425
Minimum alternate tax	1,353	604	—	—	(65)	1,892
Lease liabilities	210	444	—	—	—	654
Financial guarantee contracts	24	(24)	—	—	—	—
Government grant (viability gap funding)	181	359	—	—	(128)	412
Right of use asset	(181)	(491)	—	—	—	(672)
Others	775	(192)	(3)	—	(3)	577
	(9,197)	(2,797)	747	(165)	6	(11,406)

b) For the year ended March 31, 2023

Particulars	Opening balance DTA / (DTL) as at April 1, 2022	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Acquisition of Non- controlling interest	Closing balance DTA / (DTL) as at March 31, 2023
Compound financial instruments	(12)	85	—	2,631	(150)	2,554
Gain / (loss) on mark to market of derivative instruments	463	(0)	(895)	—	—	(432)
Difference in written down value as per books of account and tax laws	(62,551)	(9,996)	—	—	—	(72,547)
Unamortised ancillary borrowing cost	(223)	(87)	—	—	—	(310)
Provision for decommissioning costs	3,434	878	—	—	—	4,312
Expected credit losses	255	129	—	—	—	384
Fair value gain on financial instruments	(9)	9	—	—	—	—
Unabsorbed depreciation available for offsetting against future taxable income	43,949	7,253	—	—	—	51,202
Tax losses available for offsetting against future taxable income	425	(346)	607	—	—	686
Minimum alternate tax	1,892	484	—	—	—	2,376
Lease liabilities	654	70	—	—	—	724
Government grant (viability gap funding)	412	(7)	—	—	—	405
Right of use asset	(672)	(172)	—	—	—	(844)
Others	577	107	(3)	—	—	681
	(11,406)	(1,593)	(291)	2,631	(150)	(10,809)

c) For the year ended March 31, 2024

Particulars	Opening balance DTA / (DTL) as at April 1, 2023	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Closing balance DTA / (DTL) as at March 31, 2024
Compound financial instruments	2,554	380	—	(40)	1	2,895
Gain / (loss) on mark to market of derivative instruments	(432)	(268)	(84)	(275)	287	(772)
Difference in written down value as per books of account and tax laws	(72,547)	(8,775)	—	—	3,237	(78,085)
Unamortised ancillary borrowing cost	(310)	(10)	—	—	1	(319)
Provision for decommissioning costs	4,312	(1,750)	—	—	(37)	2,525
Expected credit losses	384	38	—	—	—	422
Unabsorbed depreciation available for offsetting against future taxable income	51,202	5,160	711	—	(3,126)	53,947
Tax losses available for offsetting against future taxable income	686	1,364	—	—	—	2,050
Minimum alternate tax	2,376	658	—	—	—	3,034
Lease liabilities	724	534	—	—	(91)	1,167
Government grant (viability gap funding)	405	47	—	—	—	452
Right of use asset	(844)	(417)	—	—	87	(1,174)
Others	681	25	3	—	—	709
	(10,809)	(3,014)	630	(315)	359	(13,149)

The Group based on profit projections supported by existing PPAs and underlying contractual agreements believes that the utlisation of entire deferred tax assets is probable. All items of deferred tax assets have an infinite life except for those on tax losses and MAT which can be carried forward for a maximum period 8 years and 15 years, respectively, from the date of their origination. The Group based on its current profit projections expects to realise the deferred tax asset recognised on tax losses and MAT in their respective permissible carried forward periods. Additionally, the Group has performed sensitivities by reducing revenues and profits by 10% and noted that there was no material impact on recoverability of the recognised deferred tax assets.

The Group has tax losses amounting to INR 17,538 (March 31, 2023: INR 9,052) having an expiry period of 1 to 8 years (March 31, 2023: 1 to 8 years), capital losses amounting to INR Nil (March 31, 2023: INR 828) having Nil expiry period (March 31, 2023: 6 years), unabsorbed depreciation amounting to INR 5,187 (March 31, 2023: INR 5,917) which are available for utilisation indefinitely and MAT credit amounting to INR 229 (March 31, 2023: INR 213) having an expiry period of 8 to 15 years (March 31, 2023: 6 to 15 years) on which deferred tax assets have not been recognised as there may not be sufficient taxable profits to offset these losses.

Certain subsidiaries of the Group have undistributed earnings which, if paid out as dividends, would be subject to tax in the hands of recipient. An assessable temporary difference exists, but no deferred tax liability has been recognised as the Parent is able to control timing of distributions from these subsidiaries. The Parent is not expected to distribute these profits from the subsidiaries in the foreseeable future and no material tax charge is expected whenever distribution occurs.

12E There are additional disallowances / additions to returned income of RPL in earlier years on account of share based payment expenses, interest expense and few other disallowances.The management based on past legal precedents and the views of tax specialists believes that it has strong grounds on merit for successful appeal in this matter. The total exposure on the Group on account of such disallowances is INR 1,675 (March 31, 2023: INR 1,675) plus applicable interest till the settlement of such disputes. Further, the management based on past legal precedents and the views of tax specialists also believes that no penalty can be levied on such issue.